Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and diluted Net Income available to common shareholders	$ 2,254	$ 11,121	$ 4,992	$ 30,515	$ 44,638
Basic weighted average number of shares	55,531,831	55,437,695	55,488,984	55,401,805
Effect of dilutive potential share options:			373,740	376,963
Diluted weighted average number of shares	55,905,571	55,812,935	55,862,724	55,778,768